Organization and Principal Activities - Schedule of Company's Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Meten International Education Group [Member]
Schedule of Company's Subsidiaries [Line Items]
Date of incorporation	Jul. 10, 2018
Place of incorporation	Cayman Islands
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Meten Education Investment Limited (“Meten BVI”) [Member]
Schedule of Company's Subsidiaries [Line Items]
Date of incorporation	Jul. 18, 2018
Place of incorporation	British Virgin Islands (“BVI”)
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Meta Path investing holding company [Member]
Schedule of Company's Subsidiaries [Line Items]
Date of incorporation	Dec. 03, 2021
Place of incorporation	Cayman Islands
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Met Chain investing holding company Ltd [Member]
Schedule of Company's Subsidiaries [Line Items]
Date of incorporation	Jan. 05, 2022
Place of incorporation	BVI
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
METEN BLOCK CHAIN LLC [Member]
Schedule of Company's Subsidiaries [Line Items]
Date of incorporation	Mar. 08, 2022
Place of incorporation	United States
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Meten Service USA Corp. [Member]
Schedule of Company's Subsidiaries [Line Items]
Date of incorporation	Mar. 03, 2016
Place of incorporation	United States
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
BTC DIGITAL SINGAPORE PTE. LTD. [Member]
Schedule of Company's Subsidiaries [Line Items]
Date of incorporation	Mar. 14, 2024
Place of incorporation	Singapore
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
QUENCH DATA LLC [Member]
Schedule of Company's Subsidiaries [Line Items]
Date of incorporation	Jan. 03, 2024
Place of incorporation	United States
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Leasing of property for Group use only